Taxes payable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Taxes payable [abstract]
VAT payable	¥ 908,491	¥ 867,615
Income tax payable	748,957	231,299
Others	444,169	375,523
Total	¥ 2,101,617	¥ 1,474,437